CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended									12 Months Ended			62 Months Ended	65 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Mar. 31, 2016
Income Statement [Abstract]
Sales	$ 1,348.2	$ 1,267.4	$ 533.6	$ 535.4	$ 518.0	$ 499.8	$ 593.6	$ 570.4	$ 577.4	$ 2,854.4	$ 2,241.2	$ 2,515.0
Operating expenses:
Cost of goods sold	1,175.4	1,148.1	460.0	445.5	433.2	421.9	492.3	463.6	475.4	2,486.8	1,853.2	2,033.7
Selling and administration	88.1				47.0					186.5	166.2	190.0
Restructuring charges	92.8				1.2					2.7	15.7	5.5	$ 77.3	$ 129.5
Acquisition-related costs	10.2				10.4					123.4	4.2	0.0
Other operating income	10.9				(0.2)					45.7	1.5	0.7
Operating income	(7.4)				26.0					100.7	203.4	286.5
Earnings of non-consolidated affiliates	(0.2)				(0.4)					(1.7)	(1.7)	(2.8)
Interest expense	48.5				7.1					97.0	43.8	38.6
Interest income	0.3				0.3					1.1	1.3	0.6
Other income (expense)										0.2	0.1	(1.3)
Income from continuing operations before taxes	(55.4)				19.6					6.7	162.7	250.0
Income tax provision	(17.5)				6.5					8.1	57.7	71.4
Income from continuing operations						12.8	26.1	36.6	29.5	(1.4)	105.0	178.6
Income from discontinued operations, net						0.0	0.0	0.7	0.0	0.0	0.7	0.0
Net income	$ (37.9)	$ (62.7)	$ 5.9	$ 42.3	$ 13.1	$ 12.8	$ 26.1	$ 37.3	$ 29.5	$ (1.4)	$ 105.7	$ 178.6
Basic income per common share:
Income from continuing operations						$ 0.16	$ 0.33	$ 0.46	$ 0.37	$ (0.01)	$ 1.33	$ 2.24
Income from discontinued operations, net						0.00	0.00	0.01	0.00	0.00	0.01	0.00
Net income	$ (0.23)	$ (0.39)	$ 0.08	$ 0.55	$ 0.17	0.16	0.33	0.47	0.37	(0.01)	1.34	2.24
Diluted income per common share:
Income from continuing operations						0.16	0.33	0.46	0.37	(0.01)	1.32	2.21
Income from discontinued operations, net						0.00	0.00	0.01	0.00	0.00	0.01	0.00
Net income	(0.23)	(0.39)	0.08	0.54	0.17	0.16	0.33	0.47	0.37	(0.01)	1.33	$ 2.21
Common Stock, Dividends, Per Share, Declared	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.80	$ 0.80
Average common shares outstanding:
Basic	165.1				77.4					103.4	78.6	79.9
Diluted	165.1				78.5					103.4	79.7	80.9